Transactions with related parties - DWM (Details) - USD ($)		1 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Management fees				$ 74,000
Due to related parties		$ 59,000		59,000		$ 59,000
OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Management fees					$ 683,121	$ 7,330,000	$ 756,000	$ 728,300
Due to related parties							115,280
Diana Wilhelmsen Management Limited | OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Variable fee on hire and on freight						50.00%
Amount agreed to be paid for each vessel						$ 554,000		$ 192,550
Voyage expenses			$ 80,896
Management fees			$ 373,484
Due to related parties							$ 1,169,637
Diana Wilhelmsen Management Limited | Management services
Related Party Transaction [Line Items]
Variable fee on hire and on freight	1.25%
Threshold term for termination of agreement with prior written notice	3 months
Management fees		79,000
Due to related parties		$ 6,000		$ 6,000		$ 6,000
Diana Wilhelmsen Management Limited | If vessel is employed or available for employment | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 20,000,000
Diana Wilhelmsen Management Limited | If vessel is laid-up and not available for employment for at least 15 calendar days of such month | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 10,000,000